SCHEDULE OF CAPITAL COMMITMENT (Details) - shares		9 Months Ended	12 Months Ended
		Mar. 31, 2026	Jun. 30, 2025
Dr Raymond Powell [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	[1]		1,000,000
June Thirty Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			2,700,000
June Thirty Two Thousand Twenty Six [Member] | Dr Nam Tran [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			1,000,000
June Thirty Two Thousand Twenty Six [Member] | Dr Raymond Powell [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			1,000,000
June Thirty Two Thousand Twenty Six [Member] | Dale Ludwig [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			700,000
June 30, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		260,000	2,600,000
June 30, 2027 [Member] | Dr Nam Tran [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		100,000	1,000,000
June 30, 2027 [Member] | Dr Raymond Powell [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		100,000	1,000,000
June 30, 2027 [Member] | Dale Ludwig [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		60,000	600,000

[1]	issued on July 1, 2025.